Nature of business and significant events	12 Months Ended
Dec. 31, 2022
Nature of business and significant events [Abstract]
Nature of business and significant events
1.	Nature of business and significant events

Betterware de México, S.A.P.I. de C.V. (formerly Betterware de México, S.A.B. de C.V.) (“Betterware”) and subsidiaries, hereinafter jointly referred to as the “Group” or the “Company”. The Group’s object is the direct-to-consumer selling, which operates through two business segments: the home organization products (“Betterware segment” or “BWM segment”) and the beauty and personal care products (B&PC) (“JAFRA segment”). The Betterware’s segment is divided in six categories of the home organization: (i) Kitchen and food preservation, (ii) Home solutions, (iii) Bedroom, (iv) Bathroom, (v) Laundry & Cleaning and (vi) Tech & mobility. The JAFRA’s segment is divided in four categories of the beauty and personal care: (i) fragrance, (ii) color, (iii) skin care and (iv) toiletries. The Group’s business segments products are sold in twelve catalogs published throughout the year. The Group operates mainly in Mexico and the United States. The Group’s address, registered as its office and primary place of business, is Gdl-Ameca-Huaxtla Km-5, El Arenal, Jalisco, México, and Zip Code 45350. Betterware’s controlling shareholder is Campalier, S.A. de C.V. (“Campalier”).

Significant events and transactions –

2022

a)	On January 18, 2022, the Company entered into an agreement to acquire 100% of JAFRA in Mexico and the United States, jointly its registered brans “JAFRA”, for a total cash consideration of Ps.5,044,371 (see note 11). JAFRA is a leading global brand in direct sales in the Beauty and Personal Care (B&PC) industry with a strong presence in Mexico and the United States with independent leaders and consultants who sell its unique products. In addition, JAFRA provides the opportunity to the Company to expand its geographic presence in the United States, enhancing its international focus on the North American market.

On March 24, 2022, the Federal Economic Competition Commission (“COFECE”) approved the transaction of JAFRA’s Acquisition, which was concluded on April 7, 2022. The necessary funds to pay the purchase price under the JAFRA Acquisition were obtained from a long-term loan of Ps.4,498,695 (see note 16), plus the available cash resources from the Company.

b)	On March 28, 2022, the Ordinary General Assembly of Shareholders of GurúComm, S.A.P.I. approved the retirement of Betterware as a shareholder. Consequently, we reimbursed 55,514 subscribed and paid shares, and we canceled 37,693 subscribed and unpaid shares. Betterware withdrawn its investment because the business was not growing according to the shareholders’ expectations, and the investment return would take more years than anticipated. The effect on profit and loss of this transaction was a loss of Ps.16,610.

c)	On November 18, 2022, the Ordinary General Assembly of Shareholders of Innova Catálogos, S.A. de C.V. approved the retirement of Betterware as a shareholder. Consequently, we reimbursed and canceled 238 subscribed and paid shares. Betterware withdrawn its investment because the business was not growing according to shareholder’s expectations, and the return on investment would take more years than anticipated. The effect on profit and loss of this transaction was a loss of Ps.5,252.

2021

d)	On July 1st, 2021, all employees from BLSM Latino America Servicios, S.A. de C.V., (“BLSM”) were transferred to Betterware. BLSM provided administrative, technical, and operational services to Betterware until June 30, 2021.

e)	Betterware’s legal form was changed to Sociedad Anónima Promotora de Inversión (S.A.P.I.) de Capital Variable, as approved during an extraordinary shareholders meeting held on August 2, 2021.

f)	On August 30, 2021, Betterware successfully concluded the offering of a two-tranche sustainability bond issuance for a total of Ps.1,500,000, with maturities across 4 and 7 years, offered in the Mexican Market (see note 16).

2020

g)	As a result of the coronavirus (COVID-19) outbreak and its global spread in a large number of countries, the World Health Organization classified the viral outbreak as a pandemic on March 11, 2020. Public health measures were taken in Mexico to limit the spread of this virus, including but not limited to, social isolation and the closure of educational centers (schools and universities), commercial establishments and non-essential businesses.

Betterware’s operations were not interrupted as a result of the COVID-19 pandemic, as its product lines include hygiene and cleaning solutions, which qualified as an essential activity in Mexico. Betterware’s gross margin was negatively affected by the depreciation of the Mexican peso compared to the US dollar, due to 90% of its prod ucts sold are in US dollars. To mitigate this risk, Betterware entered into forwards contracts to fix the exchange rate for future purchases in US dollars, which allowed it to partially reduce the effects of the exchange rate due to the COVID-19 pandemic.

Betterware implemented a proven track record of performance and a clear and executable growth plan, which includes expansion in current geographies and categories, as well as the addition of new markets and product extensions, all supported by a strong infrastructure deeply rooted in business intelligence.

Betterware maintained sufficient liquidity to comply with its contractual obligations as a result of having financing sources, in addition, the payment conditions of its clients are maintained between 14 and 28 days, while the payment conditions to its suppliers are 120 days.

h)	On March 10, 2020, Betterware’s legal name changed from Betterware de México, S.A. de C.V. to Betterware de México, S.A.P.I. de C.V. On August 5, 2019, Betterware and DD3 Acquisition Corp. (“DD3”, a public listed entity in the US and whose shares were trading on the Nasdaq Capital Market (“Nasdaq”)), announced they had entered into a business combination agreement. As part of this transaction, DD3 merged into Betterware through an exchange of shares with their respective shareholders and Betterware survived as the acquiror. BLSM became in a wholly-owned subsidiary of Betterware. The transaction closed on March 13, 2020, and as a result, all Betterware shares that were issued and outstanding immediately prior to the closing date were canceled and new shares were issued. This transaction was accounted as a capital reorganization, whereby Betterware issued shares to the DD3 shareholders and obtained US$22,767 (Ps.498,445) in cash through the acquisition of DD3 and, simultaneously settled liabilities and related transaction costs on that date, for net cash earnings of US$7,519 (Ps.181,734) on such date. In addition, Betterware assumed the obligation of the warrants issued by DD3 (see description below), a liability inherent to the transaction, equivalent to the fair value of Ps.55,810 of the warrants. No other assets or liabilities were transferred as part of the transaction that required adjustment to fair value as a result of the acquisition. On the same date, 2,040,000 Betterware shares, that were offered for subscription and payment under its initial public offering on Nasdaq, were subscribed and paid for by different investors. As of the closing date of the transaction, BLSM became in a fully-owned subsidiary of Betterware. The acquisition by Betterware of BLSM was considered a common control transaction and accounted for as a pooling of interests, whereby the historical values of BLSM’s assets and liabilities where the same before and after. As a result of the transaction, Betterware’s original shareholders held 87.7% of the total outstanding shares; DD3 shareholders obtained a 6.4% stake, and investors under the Nasdaq listing, a 5.9% shake. After the closing date, Betterware had 34,451,020 issued and outstanding shares.

i)	On March 10, 2020 and as a result of the aforementioned transaction, the warrants that DD3 had issued were automatically converted into warrants for the purchase of a total of 5,804,125 Betterware shares. Such warrants were exercised in accordance with the terms of the warrant agreement governing those securities, which also considered the option to purchase 250,000 units that automatically became an option to issue 250,000 Betterware shares and warrants to buy 250,000 additional Betterware shares. This purchase option of units resulted in the issuance of 214,020 Betterware shares, which were exercised on a cashless basis. Warrants could be exercised starting on April 12, 2020 and expired on November 9, 2020 (see note 1.m). The exercise price of the warrants was US$11.50 per share, adjusted by dividends paid that exceeded US$0.50 per share within a year, resulting in an exercise price of US$11.44.

As warrants and securities purchase options (and underlying securities) were exercised in the 53-week period ended January 3, 2021, additional Betterware shares were issued, resulting in a dilution for Betterware shareholders and increasing the number of Betterware shares eligible for resale in the public market.

j)	On July 30, 2020, Betterware modified the long-term share-based incentive plan with the Executive Chairman of the Board, certain officers and directors (“Incentive Plan”), granted on August 15, 2019. The purpose of the Incentive Plan was and remains being to provide to the Executive Chairman of the Board, eligible officers and directors with the opportunity to receive share-based incentives to encourage them to contribute significantly to the growth of the Group and to align the economic interests of those individuals with those of the shareholders. The delivery of certain shares to the executives and directors was agreed and approved by the Board of Directors. The Incentive Plan is aligned with the shareholders’ interest in terms of the management capacity to obtain operating results that potentially benefit the share price; if the established results are achieved, it will cause a gradual delivery of shares over a period of 4 to 5 years (see note 23.

k)	On July 14, 2020, Betterware’s legal name changed from Betterware de México, S.A.P.I. de C.V. to Betterware de México, S.A.B. de C.V.

l)	On August 28, 2020, Betterware filed a Registration Statement on Form F-1 with the SEC in order to (i) register the warrants that were protected under the Registration Rights Agreement, and (ii) modify the Registration Declaration on Form F-4 that had been filed with the SEC on January 22, 2020. In the terms established in the Registration Declaration, it was effective on September 11, 2020. The registration of Form F-1 triggered the investors rights to exercise their warrants on a cash basis.

m)	On October 8, 2020, Betterware announced that, based on the agreements reached at the Ordinary General Shareholders’ meeting held on October 2, 2020, it would carry out the redemption of all outstanding warrants for the purchase of shares of Betterware. As a result of the redemption, a “cashless” exercise of the warrants was considered for an exercise price of US$11.44 per share, expiring on November 9, 2020, with which the warrant holders would receive 0.37 shares of Betterware for each warrant that was redeemed.

n)	On December 14, 2020, Betterware and Promotora Forteza, S.A. de C.V. (“Forteza”, and one of Betterware’s shareholder), entered into a merger agreement pursuant to which Forteza agreed to merge with and into Betterware, surviving Betterware as the acquiror. On December 16, 2020, the merger was completed. Consequently, considering that Forteza was a Betterware shareholder, the number of Betterware shares were delivered to Forteza’s shareholders in proportion to their shareholding in Betterware, without implying an increase in Betterware’s share capital or in the total number of outstanding shares of Betterware. The net effects of the merger was an increase in equity of Ps.4,724.